Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 3 months of 2018	$ 8,122
2019	31,995
2020	31,659
2021	31,099
2022	9,993
Thereafter	4,580
Net Book Value	$ 117,448